Income Taxes - Schedule of (Loss) Income from Continuing Operations Before Income Tax Expense (Benefit) Attributable to Jurisdictions (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
U.S.	$ 148	$ 74	$ 194
Foreign	437	306	643
Income before income tax expense from continuing operations	$ 585	$ 380	$ 837